Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2023	Feb. 16, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.000001		$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	120,000,000	1,000,000,000	120,000,000	120,000,000	110,000,000
Common shares, shares issued (in shares)	100,000,000		100,000,000	100,000,000	100,000,000	10,000
Common stock, shares outstanding (in shares)	100,000,000		100,000,000	100,000,000	100,000,000	10,000